Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Current derivative assets	$ 4,621	$ 1,579
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities	1,740	978
Non-current derivative liabilities	345	164
Carrying Amount
Financial assets:
Cash and cash equivalents	41,712	46,104
Financial liabilities:
Long-term debt, current and non-current	1,087,347	1,033,330
Fair Value
Financial assets:
Cash and cash equivalents	41,712	46,104
Financial liabilities:
Long-term debt, current and non-current	1,087,347	1,032,484
Foreign exchange forward contracts | Carrying Amount
Financial assets:
Current derivative assets		629
Financial liabilities:
Current derivative liabilities	1,740	17
Foreign exchange forward contracts | Fair Value
Financial assets:
Current derivative assets		629
Financial liabilities:
Current derivative liabilities	1,740	17
Interest rate swap contracts | Carrying Amount
Financial assets:
Current derivative assets	4,621	950
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities		961
Non-current derivative liabilities	345	164
Interest rate swap contracts | Fair Value
Financial assets:
Current derivative assets	4,621	950
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities		961
Non-current derivative liabilities	345	164
Quoted Price in Active Markets for Identical Assets (Level 1) | Fair Value
Financial assets:
Cash and cash equivalents	41,712	46,104
Significant Other Observable Inputs (Level 2) | Fair Value
Financial liabilities:
Long-term debt, current and non-current	1,087,347	1,032,484
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts | Fair Value
Financial assets:
Current derivative assets		629
Financial liabilities:
Current derivative liabilities	1,740	17
Significant Other Observable Inputs (Level 2) | Interest rate swap contracts | Fair Value
Financial assets:
Current derivative assets	4,621	950
Non-current derivative assets	11,667	9,850
Financial liabilities:
Current derivative liabilities		961
Non-current derivative liabilities	$ 345	$ 164